EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2022
EARNINGS (LOSS) PER SHARE
EARNINGS (LOSS) PER SHARE

27.EARNINGS (LOSS) PER SHARE

Earnings (loss) per share has been calculated using the weighted average number of common shares outstanding for the years ended December 31, 2022 and 2021 as follows:

(a)Basic

	Years ended
	December 31
	2022	2021
Income (loss) for the period	$45,770	$(26,278)
Weighted average number of common shares (thousands)	272,202	241,379
Basic earnings (loss) per share	$0.17	$(0.11)

(b)Diluted

	Years ended
	December 31
	2022	2021
Income (loss) for the period	$45,770	$(26,278)

Weighted average number of common shares (thousands)	272,202	241,379
Weighted average shares dilution adjustments:
Warrants	14,526	—
Options	4,544	—
RSUs	392	—
DSUs	652	—
Bonus shares	500	—
Weighted average number of ordinary shares	292,816	241,379

Diluted earnings (loss) per share	$0.16	$(0.11)

Potential ordinary shares are not included in the calculation of diluted loss per share for the year ended December 31, 2021 because their effect would be anti-dilutive.